Consolidated Portfolio of Investments
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Exchange-Traded Alternative Strategies Funds 0.4%
	Shares	Value ($)
iPath Bloomberg Commodity Index Total Return ETN(a)	68,452	1,131,512
Total Exchange-Traded Alternative Strategies Funds (Cost $1,510,248)		1,131,512

Exchange-Traded Equity Funds 0.9%

Real Estate 0.9%
iShares U.S. Real Estate ETF	32,250	2,243,633
Total Exchange-Traded Equity Funds (Cost $2,859,255)		2,243,633

Exchange-Traded Fixed Income Funds 15.7%

Investment Grade 15.7%
iShares Short Treasury Bond ETF	361,500	40,133,730
Total Exchange-Traded Fixed Income Funds (Cost $40,007,205)		40,133,730

Foreign Government Obligations(b),(c) 5.8%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.1%
Canadian Government Bond
06/01/2028	2.000%	CAD	384,000	301,439
Chile 0.5%
Bonos de la Tesoreria de la Republica en pesos
03/01/2026	4.500%	CLP	1,000,000,000	1,280,560
France 0.3%
French Republic Government Bond OAT(d)
10/25/2027	2.750%	EUR	404,000	544,941
11/25/2028	0.750%	EUR	183,000	216,728
Total				761,669
Indonesia 0.5%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	23,132,000,000	1,327,843
Italy 0.1%
Italy Buoni Poliennali Del Tesoro(d)
03/01/2047	2.700%	EUR	137,000	161,261
Japan 1.7%
Japan Government 20-Year Bond
06/20/2039	0.300%	JPY	33,250,000	308,673
12/20/2039	0.300%	JPY	195,200,000	1,811,620
Foreign Government Obligations(b),(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan Government 30-Year Bond
06/20/2048	0.700%	JPY	45,750,000	457,219
09/20/2048	0.900%	JPY	7,150,000	75,004
12/20/2048	0.700%	JPY	11,950,000	119,289
03/20/2049	0.500%	JPY	13,900,000	132,113
06/20/2049	0.400%	JPY	22,900,000	211,865
12/20/2049	0.400%	JPY	122,550,000	1,133,733
Total				4,249,516
Mexico 0.3%
Mexican Bonos
05/31/2029	8.500%	MXN	15,388,500	710,533
New Zealand 0.3%
New Zealand Government Bond
04/20/2029	3.000%	NZD	792,000	550,262
New Zealand Government Bond(d)
04/15/2037	2.750%	NZD	531,000	365,768
Total				916,030
South Africa 0.6%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	16,016,000	922,587
01/31/2030	8.000%	ZAR	15,963,000	735,708
Total				1,658,295
South Korea 0.6%
Korea Treasury Bond
12/10/2028	2.375%	KRW	846,000,000	745,179
06/10/2029	1.875%	KRW	822,000,000	696,535
Total				1,441,714
Spain 0.3%
Spain Government Bond(d)
04/30/2029	1.450%	EUR	680,000	806,293
United Kingdom 0.5%
United Kingdom Gilt(d)
10/22/2028	1.625%	GBP	425,000	590,751
06/07/2032	4.250%	GBP	204,000	365,685
01/22/2045	3.500%	GBP	139,000	276,031
Total				1,232,467
Total Foreign Government Obligations (Cost $15,898,221)				14,847,620

Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2020	1

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2020 (Unaudited)
Inflation-Indexed Bonds(b) 6.7%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Australia 0.2%
Australia Government Bond(d)
11/21/2027	0.750%	AUD	164,359	105,663
08/21/2035	2.000%	AUD	126,469	96,318
08/21/2040	1.250%	AUD	81,260	54,986
Australia Government Index-Linked Bond(d)
09/20/2025	3.000%	AUD	392,650	277,671
Total				534,638
Brazil 0.1%
Brazil Notas do Tesouro Nacional Serie B
08/15/2026	6.000%	BRL	715,420	157,125
Canada 0.3%
Canadian Government Real Return Bond
12/01/2026	4.250%	CAD	419,003	372,881
12/01/2031	4.000%	CAD	239,520	243,900
12/01/2036	3.000%	CAD	170,017	170,981
Total				787,762
France 0.3%
France Government Bond OAT(d)
07/25/2030	0.700%	EUR	118,719	148,560
07/25/2032	3.150%	EUR	84,741	137,077
French Republic Government Bond OAT(d)
07/25/2024	0.250%	EUR	292,427	335,860
07/25/2040	1.800%	EUR	52,331	83,647
Total				705,144
Italy 0.2%
Italy Buoni Poliennali Del Tesoro(d)
09/15/2026	3.100%	EUR	118,944	148,414
05/15/2028	1.300%	EUR	145,195	161,252
09/15/2035	2.350%	EUR	37,244	46,336
09/15/2041	2.550%	EUR	25,951	33,166
Total				389,168
Japan 0.4%
Japanese Government CPI-Linked Bond
03/10/2026	0.100%	JPY	34,262,928	318,811
03/10/2027	0.100%	JPY	59,009,790	548,455
03/10/2028	0.100%	JPY	10,135,600	94,215
Total				961,481
South Africa 0.0%
Republic of South Africa Government Bond - CPI Linked
12/31/2050	2.500%	ZAR	1,903,840	46,378
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Kingdom 2.0%
United Kingdom Gilt Inflation-Linked Bond(d)
03/22/2024	0.125%	GBP	306,880	421,585
03/22/2029	0.125%	GBP	466,340	739,310
03/22/2034	0.750%	GBP	370,400	701,270
11/22/2037	1.125%	GBP	314,679	681,336
03/22/2044	0.125%	GBP	323,657	661,600
03/22/2052	0.250%	GBP	500,642	1,186,792
11/22/2056	0.125%	GBP	247,942	612,832
11/22/2065	0.125%	GBP	45,749	131,235
Total				5,135,960
United States 3.2%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%		884,469	871,041
01/15/2024	0.625%		1,794,389	1,820,300
01/15/2025	0.250%		1,297,190	1,306,950
07/15/2027	0.375%		876,364	901,152
01/15/2028	0.500%		819,931	852,915
07/15/2028	0.750%		488,162	521,981
01/15/2029	0.875%		760,115	825,829
07/15/2029	0.250%		277,340	287,948
02/15/2042	0.750%		223,765	249,461
02/15/2043	0.625%		237,875	258,825
02/15/2045	0.750%		179,662	205,163
02/15/2048	1.000%		149,597	183,038
Total				8,284,603
Total Inflation-Indexed Bonds (Cost $16,748,675)				17,002,259

Residential Mortgage-Backed Securities - Agency 2.6%

Government National Mortgage Association TBA(e)
04/21/2050	3.500%		1,400,000	1,478,910
04/21/2050	4.000%		350,000	371,879
Uniform Mortgage-Backed Security TBA(e)
04/20/2035	2.500%		380,000	394,094
04/20/2035- 04/15/2050	3.000%		1,480,000	1,550,775
04/15/2050	3.500%		1,175,000	1,241,765
04/15/2050	4.000%		975,000	1,039,757
04/15/2050	4.500%		475,000	511,126
Total Residential Mortgage-Backed Securities - Agency (Cost $6,473,798)				6,588,306

U.S. Treasury Obligations 13.3%

U.S. Treasury
11/30/2024	2.125%		200	216
08/31/2026	1.375%		1,708,000	1,797,270
08/15/2027	2.250%		4,200,000	4,704,656
11/15/2027	2.250%		3,664,900	4,113,278
08/15/2028	2.875%		3,275,000	3,866,547
11/15/2028	3.125%		3,502,000	4,222,646

2	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2020 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2029	2.375%	3,092,000	3,552,418
08/15/2029	1.625%	3,125,000	3,388,183
11/15/2029	1.750%	3,370,000	3,699,628
02/15/2030	1.500%	4,425,000	4,763,789
Total U.S. Treasury Obligations (Cost $32,006,523)			34,108,631

Money Market Funds 48.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(f),(g)	124,187,340	124,125,246
Total Money Market Funds (Cost $124,182,908)		124,125,246
Total Investments in Securities (Cost: $239,686,833)		240,180,937
Other Assets & Liabilities, Net		15,320,472
Net Assets		255,501,409
At March 31, 2020, securities and/or cash totaling $21,472,270 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
38,582,000 AUD	23,591,157 USD	Citi	04/08/2020	—	(141,480)
21,910,000 GBP	27,154,137 USD	Citi	04/08/2020	—	(64,089)
4,325,650,000 JPY	42,336,734 USD	Citi	04/08/2020	2,094,388	—
1,016,175,000 JPY	9,178,710 USD	Citi	04/08/2020	—	(274,959)
25,693,336 USD	38,582,000 AUD	Citi	04/08/2020	—	(1,960,699)
25,530,562 USD	21,910,000 GBP	Citi	04/08/2020	1,687,663	—
482,198 USD	52,020,000 JPY	Citi	04/08/2020	1,754	—
24,083,279 USD	2,530,960,000 JPY	Citi	04/08/2020	—	(537,278)
5,630,000,000 IDR	366,847 USD	Citi	04/16/2020	22,173	—
828,957,000 KRW	669,053 USD	Citi	04/16/2020	—	(11,794)
30,000 MXN	1,300 USD	Citi	04/16/2020	38	—
261,362,000 NOK	27,345,641 USD	Goldman Sachs	04/08/2020	2,205,044	—
217,877,000 NOK	19,231,426 USD	Goldman Sachs	04/08/2020	—	(1,726,318)
636,340 USD	624,000 CHF	Goldman Sachs	04/08/2020	12,184	—
25,130,699 USD	23,818,000 CHF	Goldman Sachs	04/08/2020	—	(376,639)
2,667,732 USD	28,216,000 NOK	Goldman Sachs	04/08/2020	46,386	—
7,401,156,000 IDR	483,736 USD	Goldman Sachs	04/16/2020	30,630	—
1,076,493,000 CLP	1,256,118 USD	Goldman Sachs International	04/16/2020	—	(2,129)
4,966,000 GBP	5,990,560 USD	HSBC	04/16/2020	—	(179,724)
685,390,981 JPY	6,410,790 USD	HSBC	04/16/2020	31,701	—
23,519,000 JPY	217,572 USD	HSBC	04/16/2020	—	(1,324)
17,439,000 MXN	758,582 USD	HSBC	04/16/2020	25,026	—
255,000 NOK	24,386 USD	HSBC	04/16/2020	—	(144)
1,541,000 NZD	919,327 USD	HSBC	04/16/2020	—	(80)
17,857,000 SEK	1,753,229 USD	HSBC	04/16/2020	—	(52,493)
60,000 SGD	42,038 USD	HSBC	04/16/2020	—	(185)
118,828 USD	12,771,000 JPY	HSBC	04/16/2020	35	—
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2020	3

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
7,168 USD	12,000 NZD	HSBC	04/16/2020	—	(8)
1,732,805 USD	17,197,000 SEK	HSBC	04/16/2020	6,177	—
25,311,000 ZAR	1,518,962 USD	HSBC	04/16/2020	106,964	—
38,080,000 EUR	42,879,113 USD	Morgan Stanley	04/08/2020	870,342	—
15,428,000 EUR	17,017,238 USD	Morgan Stanley	04/08/2020	—	(2,491)
9,668,000 SEK	962,059 USD	Morgan Stanley	04/08/2020	—	(15,387)
17,038,400 USD	27,678,000 AUD	Morgan Stanley	04/08/2020	—	(13,053)
41,074,432 USD	38,080,000 EUR	Morgan Stanley	04/08/2020	934,338	—
2,099,733 USD	21,564,000 SEK	Morgan Stanley	04/08/2020	80,413	—
43,026,247 USD	414,541,000 SEK	Morgan Stanley	04/08/2020	—	(1,115,653)
1,440,000 AUD	861,116 USD	Morgan Stanley	04/16/2020	—	(24,702)
1,571,000 CAD	1,109,317 USD	Morgan Stanley	04/16/2020	—	(7,201)
2,011,000 CHF	2,096,776 USD	Morgan Stanley	04/16/2020	5,833	—
446,000 DKK	65,607 USD	Morgan Stanley	04/16/2020	—	(317)
4,629,000 EUR	5,078,379 USD	Morgan Stanley	04/16/2020	—	(29,881)
2,185,000 GBP	2,636,677 USD	Morgan Stanley	04/16/2020	—	(78,198)
878,000 HKD	113,054 USD	Morgan Stanley	04/16/2020	—	(189)
16,569,000 NOK	1,470,217 USD	Morgan Stanley	04/16/2020	—	(123,656)
53,110 USD	92,000 AUD	Morgan Stanley	04/16/2020	3,484	—
1,730,678 USD	1,695,000 CHF	Morgan Stanley	04/16/2020	31,703	—
343,914 USD	318,000 EUR	Morgan Stanley	04/16/2020	7,009	—
167,763 USD	152,000 EUR	Morgan Stanley	04/16/2020	—	(26)
1,595,105 USD	1,372,000 GBP	Morgan Stanley	04/16/2020	109,613	—
1,586,502 USD	16,569,000 NOK	Morgan Stanley	04/16/2020	7,371	—
141,874 USD	2,442,000 ZAR	Morgan Stanley	04/16/2020	—	(5,645)
9,612,000 ZAR	574,847 USD	Morgan Stanley	04/16/2020	38,632	—
827,000 BRL	163,860 USD	Standard Chartered	04/16/2020	4,855	—
11,267,200,000 IDR	737,382 USD	Standard Chartered	04/16/2020	47,593	—
912,854,000 KRW	738,256 USD	Standard Chartered	04/16/2020	—	(11,498)
22,306,000 CAD	15,971,211 USD	UBS	04/08/2020	119,807	—
59,928,000 CAD	41,348,447 USD	UBS	04/08/2020	—	(1,238,432)
17,237,471 USD	24,417,000 CAD	UBS	04/08/2020	114,082	—
42,595,969 USD	57,817,000 CAD	UBS	04/08/2020	—	(1,509,238)
Total				8,645,238	(9,504,910)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	35	06/2020	JPY	534,275,000	—	(111,154)
Australian 10-Year Bond	26	06/2020	AUD	3,915,880	—	(38,420)
Canadian Government 10-Year Bond	3	06/2020	CAD	441,420	14,255	—
EURO STOXX 50 Index	660	06/2020	EUR	18,130,200	2,577,640	—
Euro-BTP	7	06/2020	EUR	989,870	—	(43,201)
Euro-Bund	10	06/2020	EUR	1,725,100	—	(11,475)
Euro-OAT	12	06/2020	EUR	2,006,520	—	(46,205)
FTSE 100 Index	62	06/2020	GBP	3,494,010	387,321	—
FTSE/MIB Index	12	06/2020	EUR	1,015,440	—	(1,505)
Long Gilt	16	06/2020	GBP	2,179,040	44,161	—
MSCI EAFE Index	41	06/2020	USD	3,196,565	273,603	—
MSCI Emerging Markets Index	28	06/2020	USD	1,180,060	46,711	—
MSCI Emerging Markets Index	4	06/2020	USD	168,580	—	(247)
S&P 500 Index E-mini	209	06/2020	USD	26,853,365	1,735,992	—
S&P/TSX 60 Index	95	06/2020	CAD	15,469,800	1,043,158	—
U.S. Treasury 10-Year Note	17	06/2020	USD	2,357,688	104,226	—
U.S. Treasury 5-Year Note	11	06/2020	USD	1,378,953	45,227	—
4	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2020 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Bond 10-Year Note	7	06/2020	USD	1,092,219	61,782	—
U.S. Ultra Treasury Bond	230	06/2020	USD	51,031,250	4,737,878	—
Total					11,071,954	(252,207)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Amsterdam Index	(11)	04/2020	EUR	(1,061,896)	—	(2,833)
Hang Seng Index	(2)	04/2020	HKD	(2,372,000)	—	(22,518)
MSCI Emerging Markets Index	(67)	06/2020	USD	(2,823,715)	—	(117,975)
SPI 200 Index	(9)	06/2020	AUD	(1,149,525)	—	(3,283)
TOPIX Index	(403)	06/2020	JPY	(5,654,090,000)	—	(1,331,303)
Total					—	(1,477,912)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month EURIBOR	Fixed rate of 0.184%	Receives SemiAnnually, Pays Annually	Morgan Stanley	07/03/2029	EUR	15,895,000	(430,053)	—	—	—	(430,053)
Fixed rate of 0.013%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	08/05/2029	JPY	625,383,000	8,102	—	—	8,102	—
Fixed rate of 1.071%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	10/03/2029	AUD	6,938,000	78,796	—	—	78,796	—
Fixed rate of 1.542%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	10/04/2029	USD	7,982,000	645,391	—	—	645,391	—
3-Month SEK STIBOR	Fixed rate of 0.198%	Receives Quarterly, Pays Annually	Morgan Stanley	10/07/2029	SEK	478,891,000	833,717	—	—	833,717	—
Fixed rate of 1.332%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	11/04/2029	AUD	17,591,000	468,773	—	—	468,773	—
Fixed rate of 1.616%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	11/05/2029	USD	6,312,000	563,332	—	—	563,332	—
Fixed rate of 1.300%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	12/03/2029	AUD	7,221,000	178,183	—	—	178,183	—
Fixed rate of 1.770%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	12/04/2029	USD	18,523,000	1,962,151	—	—	1,962,151	—
6-Month GBP LIBOR	Fixed rate of 0.999%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	01/02/2030	GBP	28,545,000	(1,422,071)	—	—	—	(1,422,071)
Fixed rate of 1.460%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	01/03/2030	AUD	20,392,000	685,765	—	—	685,765	—
3-Month SEK STIBOR	Fixed rate of 0.682%	Receives Quarterly, Pays Annually	Morgan Stanley	01/07/2030	SEK	112,460,000	(327,892)	—	—	—	(327,892)
Fixed rate of 1.650%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	01/08/2030	NZD	14,219,000	622,896	—	—	622,896	—
6-Month NOK NIBOR	Fixed rate of 1.963%	Receives SemiAnnually, Pays Annually	Morgan Stanley	01/10/2030	NOK	2,383,000	(19,492)	—	—	—	(19,492)
Fixed rate of 0.011%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	02/05/2030	JPY	7,038,195,000	29,562	—	—	29,562	—
Fixed rate of 1.448%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	03/02/2030	CAD	21,344,000	413,214	—	—	413,214	—
3-Month SEK STIBOR	Fixed rate of 0.245%	Receives Quarterly, Pays Annually	Morgan Stanley	03/04/2030	SEK	466,349,000	712,442	—	—	712,442	—
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2020	5

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month EURIBOR	Fixed rate of -0.209%	Receives SemiAnnually, Pays Annually	Morgan Stanley	03/04/2030	EUR	35,040,000	696,345	—	—	696,345	—
3-Month SEK STIBOR	Fixed rate of 0.290%	Receives Quarterly, Pays Annually	Morgan Stanley	03/06/2030	SEK	6,660,000	7,141	—	—	7,141	—
Total							5,706,302	—	—	7,905,810	(2,199,508)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 33	Morgan Stanley	06/20/2025	1.000	Quarterly	3.380	USD	2,556,000	85,406	—	—	85,406	—
Markit CDX North America High Yield Index, Series 34	Morgan Stanley	06/20/2025	5.000	Quarterly	6.541	USD	4,765,000	(9,976)	—	—	—	(9,976)
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	1.151	USD	2,406,000	22,345	—	—	22,345	—
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	1.151	USD	3,300,000	(2,281)	—	—	—	(2,281)
Total								95,494	—	—	107,751	(12,257)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month CAD Canada Bankers’ Acceptances	Canada Bankers’ Acceptances	1.082%
3-Month NZD LIBOR	London Interbank Offered Rate	0.490%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	0.313%
3-Month USD LIBOR	London Interbank Offered Rate	1.451%
6-Month AUD BBSW	Bank Bill Swap Rate	0.530%
6-Month EURIBOR	Euro Interbank Offered Rate	(0.287%)
6-Month GBP LIBOR	London Interbank Offered Rate	0.725%
6-Month JPY BBA LIBOR	London Interbank Offered Rate	(0.006)%
6-Month NOK NIBOR	Norwegian Interbank Offered Rate	1.000%
Notes to Consolidated Portfolio of Investments
(a)	Non-income producing investment.
(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2020, the total value of these securities amounted to $10,092,368, which represents 3.95% of total net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2020.
6	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2020

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, March 31, 2020 (Unaudited)
Notes to Consolidated Portfolio of Investments  (continued)
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	111,166,632	138,777,166	(125,756,458)	124,187,340	5,288	(53,919)	503,670	124,125,246
Abbreviation Legend
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fund Liquidation
The Fund’s Board of Trustees approved the liquidation and termination of the Fund. Completion of a transaction involving the liquidation of the Fund and the substitution of shares of another fund for shares of the Fund held by RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (the RiverSource Life Insurance Companies) or by other insurance companies on behalf of variable annuity and variable life insurance contract owners (that is, the reinvestment of liquidation proceeds into another fund) is subject to a number of conditions. On April 24, 2020, the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares. As of the close of business on April 23, 2020, the Fund will not accept any orders for the purchase of shares of the Fund.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2020	7